LONG-TERM DEBT - Additional information - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details)	Oct. 20, 2016	Sep. 29, 2016 USD ($)	Aug. 19, 2016 USD ($) item	Aug. 16, 2016	Aug. 09, 2016	Jun. 06, 2016 USD ($) item	Mar. 17, 2016 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
$235 Facility
Debt Instrument [Line Items]
Number of vessels collateralized | item			8
$30 LOC
Debt Instrument [Line Items]
Term of revolving line of credit	3 years
DSS holding
Debt Instrument [Line Items]
Amount of facility								$ 646,688,094	$ 701,001,883
DSS holding | $460 Facility
Debt Instrument [Line Items]
Amount of facility								315,368,000	375,270,000
Term Of Credit Agreement						5 years
Term loan amount						$ 459,375,000
Number of vessels collateralized | item						30
Term of adjusted amortization schedule						17 years
Percentage of limits dividends payable adjusted						50.00%
DSS holding | $235 Facility
Debt Instrument [Line Items]
Amount of facility								186,923,070	194,615,380
Term loan amount			$ 220,000,000
Revolving loan			$ 15,000,000					5,000,000
Term of adjusted amortization schedule				17 years
Interest rate margin			2.75%
Percentage of commitment fees			1.10%
Amount of revolving loan undrawn								7,403,805
DSS holding | $75 Facility
Debt Instrument [Line Items]
Amount of facility								61,875,000	65,625,000
Term loan amount							$ 75,000,000
DSS holding | $66 Facility
Debt Instrument [Line Items]
Amount of facility								56,199,443	59,491,503
Term of adjusted amortization schedule					15 years
Interest rate margin					3.25%
DSS holding | $20 LOC
Debt Instrument [Line Items]
Amount of facility								6,000,000	6,000,000
Revolving loan								6,000,000
Percentage of commitment fees		2.75%
Amount of revolving loan undrawn		$ 0.375						11,894,600
DSS holding | $30 LOC
Debt Instrument [Line Items]
Amount of facility								20,322,581	$ 0
Revolving loan								$ 20,322,581
Interest rate margin	2.75%
Percentage of commitment fees	1.10%
Percentage of limits dividends payable adjusted	50.00%
DSS holding | Minimum | $235 Facility
Debt Instrument [Line Items]
Leverage Ratio			0.55
DSS holding | Minimum | $75 Facility
Debt Instrument [Line Items]
Leverage Ratio							0.55
DSS holding | Maximum | $235 Facility
Debt Instrument [Line Items]
Leverage Ratio			1.00
DSS holding | Maximum | $75 Facility
Debt Instrument [Line Items]
Leverage Ratio							1.00